Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli Innovations Trust
Entity Central Index Key	0001760567
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000209942
Shareholder Report [Line Items]
Fund Name	The Gabelli Media Mogul Fund
Class Name	Class I
Trading Symbol	MOGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Media Mogul Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Media Mogul Fund - Class I	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Media Mogul Fund - Class I	S&P 500 Index	MSCI AC World Communication Services Index
12/16	10,000	10,000	10,000
9/17	11,380	11,690	11,179
9/18	11,480	13,784	10,924
9/19	10,970	14,369	11,863
9/20	9,481	16,546	13,865
9/21	12,930	21,510	17,940
9/22	8,262	18,183	11,148
9/23	8,971	22,114	14,427
9/24	9,744	30,152	19,861

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (12/01/2016)
The Gabelli Media Mogul Fund - Class I	8.62%	(2.34)%	(0.33)%
S&P 500 Index	36.35%	15.98%	16.90%
MSCI AC World Communication Services Index	37.66%	10.86%	11.79%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 4,050,766
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ (144,324)
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,050,766 Number of Portfolio Holdings28 Portfolio Turnover Rate20% Management Fees$(144,324)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Atlanta Braves Holdings Inc.	14.7%
Liberty Global Ltd.	9.6%
Liberty Media Corp.-Liberty Formula One	8.0%
Liberty Broadband Corp.	7.4%
Sirius XM Holdings Inc.	5.5%
Warner Bros Discovery Inc.	4.8%
Cie de L’Odet SE	4.8%
Grupo Televisa SAB	4.7%
Comcast Corp.	4.6%
Madison Square Garden Sports Corp.	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000236314
Shareholder Report [Line Items]
Fund Name	The Gabelli Media Mogul Fund
Class Name	Class A
Trading Symbol	MLGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Media Mogul Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Media Mogul Fund - Class A	$121	1.16%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.16%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Media Mogul Fund - Class A	The Gabelli Media Mogul Fund - Class A (includes sales charge)	S&P 500 Index	MSCI AC World Communication Services Index
12/16	10,000	10,000	10,000	10,000
9/17	11,380	10,737	11,690	11,690
9/18	11,480	10,804	13,784	11,423
9/19	10,970	10,072	14,369	12,405
9/20	9,481	9,583	16,546	14,499
9/21	12,930	11,860	21,510	18,760
9/22	8,252	9,055	18,183	11,657
9/23	8,949	9,256	22,114	15,087
9/24	9,686	9,442	30,152	20,769

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (12/01/2016)
The Gabelli Media Mogul Fund - Class A	8.24%	(2.46)%	(0.41)%
The Gabelli Media Mogul Fund - Class A (includes sales charge)	2.01%	(3.61)%	(1.16)%
S&P 500 Index	36.35%	15.98%	16.90%
MSCI AC World Communication Services Index	37.66%	10.86%	11.79%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 4,050,766
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ (144,324)
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,050,766 Number of Portfolio Holdings28 Portfolio Turnover Rate20% Management Fees$(144,324)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Atlanta Braves Holdings Inc.	14.7%
Liberty Global Ltd.	9.6%
Liberty Media Corp.-Liberty Formula One	8.0%
Liberty Broadband Corp.	7.4%
Sirius XM Holdings Inc.	5.5%
Warner Bros Discovery Inc.	4.8%
Cie de L’Odet SE	4.8%
Grupo Televisa SAB	4.7%
Comcast Corp.	4.6%
Madison Square Garden Sports Corp.	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000209943
Shareholder Report [Line Items]
Fund Name	The Gabelli Pet Parents’ Fund
Class Name	Class I
Trading Symbol	PETZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Pet Parents’ Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Pet Parents’ Fund - Class I	$109	0.92%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Pet Parents’ Fund - Class I	S&P 500 Index	Russell 2000 Index	S&P 500 Consumer Staples
6/18	10,000	10,000	10,000	10,000
9/18	10,350	10,602	9,239	10,666
9/19	8,964	11,053	8,418	12,463
9/20	13,223	12,727	8,450	13,434
9/21	17,248	16,545	12,480	14,958
9/22	10,654	13,986	9,547	14,944
9/23	12,298	17,009	10,399	16,042
9/24	16,908	23,192	13,182	20,104

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (06/19/2018)
The Gabelli Pet Parents’ Fund - Class I	37.48%	13.53%	8.72%
S&P 500 Index	36.35%	15.98%	6.02%
Russell 2000 Index	26.76%	9.39%	0.56%
S&P 500 Consumer Staples	25.32%	10.04%	6.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 4,004,177
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ (147,604)
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,004,177 Number of Portfolio Holdings31 Portfolio Turnover Rate8% Management Fees$(147,604)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

PetIQ Inc.	11.1%
Zoetis Inc.	8.3%
Freshpet Inc.	7.9%
IDEXX Laboratories Inc.	6.0%
Chewy Inc.	5.9%
Petco Health & Wellness Co. Inc.	5.1%
Trupanion Inc.	4.7%
Elanco Animal Health Inc.	4.6%
Amazon.com Inc.	4.2%
Qurate Retail Inc.	3.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000236315
Shareholder Report [Line Items]
Fund Name	The Gabelli Pet Parents’ Fund
Class Name	Class A
Trading Symbol	PETGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli Pet Parents’ Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.gabelli.com/funds/open_ends. You can also request this information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Pet Parents’ Fund - Class A	$139	1.17%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.17%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli Pet Parents’ Fund - Class A	The Gabelli Pet Parents’ Fund - Class A (includes sales charge)	S&P 500 Index	Russell 2000 Index	S&P 500 Consumer Staples
6/18	10,000	10,000	10,000	10,000	10,000
9/18	10,350	10,350	10,602	9,239	10,666
9/19	8,964	8,964	11,053	8,418	12,463
9/20	13,223	13,223	12,727	8,450	13,434
9/21	17,248	17,248	16,545	12,480	14,958
9/22	10,632	10,021	13,986	9,547	14,944
9/23	12,244	10,876	17,009	10,399	16,042
9/24	16,176	14,055	23,192	13,182	20,104

Average Annual Return [Table Text Block]
	1 Year	5 Year	Since Inception (06/19/2018)
The Gabelli Pet Parents’ Fund - Class A	37.12%	13.37%	8.59%
The Gabelli Pet Parents’ Fund - Class A (includes sales charge)	29.23%	12.04%	7.58%
S&P 500 Index	36.35%	15.98%	6.02%
Russell 2000 Index	26.76%	9.39%	0.56%
S&P 500 Consumer Staples	25.32%	10.04%	6.66%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 4,004,177
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ (147,604)
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,004,177 Number of Portfolio Holdings31 Portfolio Turnover Rate8% Management Fees$(147,604)
Holdings [Text Block]

Top 10 Holdings (% of net assets)

PetIQ Inc.	11.1%
Zoetis Inc.	8.3%
Freshpet Inc.	7.9%
IDEXX Laboratories Inc.	6.0%
Chewy Inc.	5.9%
Petco Health & Wellness Co. Inc.	5.1%
Trupanion Inc.	4.7%
Elanco Animal Health Inc.	4.6%
Amazon.com Inc.	4.2%
Qurate Retail Inc.	3.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends